Segment reporting	6 Months Ended
Jun. 30, 2025
Disclosure of operating segments [abstract]
Segment reporting
4. Segment reporting
The Group has determined the operating segments based on the reports reviewed by the Board of Directors, which is considered the Chief Operating Decision Maker (“CODM”) as defined under IFRS 8 — Operating Segments (“IFRS 8”), for the purposes of allocating resources and assessing the performance of the Group.

The Group is organized in three operating and reportable segments, based on a brand perspective, as described below:
•Zegna segment — Includes all activities related to the ZEGNA brand, Textile and Other product lines.
•Thom Browne segment — Includes all activities related to the Thom Browne brand.

•Tom Ford Fashion segment — Includes all activities related to the TOM FORD FASHION business.
Adjusted Earnings Before Interest and Taxes (“Adjusted EBIT”) is the key profit measure used by the CODM to assess performance and allocate resources to the Group’s operating segments, as well as to analyze operating trends, perform analytical comparisons and benchmark performance between periods and among the segments. Adjusted EBIT is defined as profit or loss before income taxes plus financial income, financial expenses, foreign exchange gains and losses, and the result from investments accounted for using the equity method, adjusted for income and costs which are significant in nature and that management considers not reflective of underlying operating activities, including, for one or all of the periods presented and as further described below, net impairment of leased and owned stores, severance indemnities and provisions for severance expenses, legal costs for trademark dispute and transaction costs related to acquisitions.
Transactions between segments are executed on commercial terms that are normal in the respective markets and primarily relate to intersegment sales.
No measures of assets or liabilities by segment are reported to the CODM and therefore such information is not presented.
The following tables summarize selected financial information by segment for the six months ended June 30, 2025 and 2024.

	For the six months ended June 30, 2025
(€ thousands)	Zegna	Thom Browne	Tom Ford Fashion	Corporate	Intercompany eliminations	Group Consolidated
Revenues with third parties	645,821	129,154	152,715	—	—	927,690
Inter-segment revenues	14,498	308	—	—	(14,806)	—
Revenues	660,319	129,462	152,715	—	(14,806)	927,690

Profit before taxes						68,018
Financial income						(21,207)
Financial expenses						25,408
Foreign exchange gains						(10,214)
Result from investments accounted for using the equity method						(659)
Operating profit						61,346
Adjustments:
Net impairment of leased and owned stores (1)	1,652	203	4,246	—	—	6,101
Severance indemnities and provisions for severance expenses (2)	677	—	226	—	—	903
Legal costs for trademark dispute (3)	—	320	—	—	—	320
Adjusted EBIT	94,390	4,482	(19,430)	(10,673)	(99)	68,670

Depreciation and amortization	(85,469)	(15,144)	(21,666)	(42)	—	(122,321)
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(1)Net impairment of leased and owned stores includes (i) impairment of €4,046 thousand related to right-of-use assets, (ii) impairment of €2,016 thousand related to property, plant and equipment and (iii) impairment of €39 thousand related to intangible assets.
These amounts are recorded within “selling, general and administrative expenses” in the semi-annual condensed consolidated statement of profit and loss.
(2)Relates to severance indemnities of €903 thousand. This amount is recorded within “selling, general and administrative expenses” in the semi-annual condensed consolidated statement of profit.
(3)Relates to legal costs of €320 thousand in connection with defending a legal dispute initiated by Adidas AG alleging that Thom Browne infringed on its intellectual property rights. This amount is recorded within “selling, general and administrative expenses” in the semi-annual condensed consolidated statement of profit.

	For the six months ended June 30, 2024
(€ thousands)	Zegna	Thom Browne	Tom Ford Fashion	Corporate	Intercompany eliminations	Group Consolidated
Revenues with third parties	644,908	166,721	148,493	—	—	960,122
Inter-segment revenues	15,630	214	—	—	(15,844)	—
Revenues	660,538	166,935	148,493	—	(15,844)	960,122

Profit before taxes						48,550
Financial income						(12,106)
Financial expenses						29,267
Foreign exchange losses						7,684
Result from investments accounted for using the equity method						(314)
Operating profit						73,081
Adjustments:
Net impairment of leased and owned stores (1)	30	2,952	1,997	—	—	4,979
Severance indemnities and provisions for severance expenses (2)	483	—	226	727	—	1,436
Legal costs for trademark dispute (3)	—	1,388	—	—	—	1,388
Transaction costs related to acquisitions (4)	—	—	—	26	—	26
Adjusted EBIT	84,695	20,186	(11,913)	(11,965)	(93)	80,910

Depreciation and amortization	(76,127)	(13,008)	(19,382)	(31)	—	(108,548)
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(1)Net impairment of leased and owned stores includes (i) impairment of €3,036 thousand related to right-of-use assets and (ii) impairment of €1,943 thousand related to property, plant and equipment. These amounts are recorded within “selling, general and administrative expenses” in the semi-annual condensed consolidated statement of profit and loss.
(2)Relates to severance indemnities of €1,436 thousand. This amount is recorded within “selling, general and administrative expenses” in the semi-annual condensed consolidated statement of profit.
(3)Relates to legal costs of €1,388 thousand in connection with defending a legal dispute initiated by Adidas AG alleging that Thom Browne infringed on its intellectual property rights. This amount is recorded within “selling, general and administrative expenses” in the semi-annual condensed consolidated statement of profit.
(4)Relates to transaction costs of €26 thousand for consultancy and legal fees related to the acquisition of the ZEGNA business in South Korea. This amount is recorded within “selling, general and administrative expenses” in the semi-annual condensed consolidated statement of profit.